UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21489

AVIEMORE FUNDS

(Exact name of registrant as specified in charter)

20 Phelps Rd., Old Chatham, NY          12136

(Address of principal executive offices) (Zip code)

Paul Michael Frank

20 Phelps Rd., Old Chatham, NY 12136

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Aviemore Fund

ANNUAL REPORT

April 30, 2005

June 8, 2005

Dear Shareholders:

Enclosed for your review is the Annual Report of the Aviemore Fund for its fiscal year ended April 30, 2005.  The Aviemore Fund commenced operation on May 3, 2004 and this report covers the Fund's first year of operation.

The portfolio consists almost entirely of Exchange Traded Funds (“ETF's”) and/or cash equivalents.  One of the advisor's proprietary models quantitatively ranks all actively traded ETF's based upon short-term price movement and volatility.  The holdings of the Fund are rotated so that the ETF's showing strength in the model are purchased and held.  The ETF's showing weakness in the model are sold or not considered for purchase.  The cash position of the Fund will fluctuate depending upon market conditions and the quantity of positively ranked sectors/ETF's.

The factors that contributed to the Fund’s performance were all market based.   We were able to participate in the rally of the Oil/Energy sector in late 2004 and the Fund experienced strong gains.  We unfortunately exited the Oil/Energy sector in early 2005 in favor of the Biotechnology sector and it caused the value of the Fund's portfolio to decline.  We will continue to use our model to position the portfolio in ETF's which we believe show risk-adverse growth opportunities.  In the long-run we believe this strategy will deliver consistent positive performance and will keep the Fund out of any prolonged market declines.

I invite you to visit the Fund's web site at www.AviemoreFund.com.  There is contact information on the web site for anyone with questions or comments.

                                                                      Very truly yours,

           Paul M. Frank

2005 Annual Report 1

Aviemore Fund

*Other Assets Less Liabilities are comprised of receivables for dividends and interest and securities sold less management fees payable to the adviser.

PERFORMANCE INFORMATION

April 30, 2005 NAV $9.88

Total returns from May 3, 2004 to April 30, 2005 (Fund Inception May 3, 2004)

     Total Return(A)

Aviemore Fund

                                                                       -1.20%

Standard & Poor’s 500 Index(B)

            6.34%

(A)Total return includes change in share prices and includes reinvestment of any dividends and capital gain distributions.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2005 Annual Report 2

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example

(Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on October 31, 2004 and held through April 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                         Expenses Paid

                                                         Beginning                    Ending                 During the Period*

                                                     Account Value            Account Value         October 31, 2004 to

                                       October 31, 2004           April 30, 2005               April 30, 2005

Actual                                   $1,000.00                     $976.28                          $8.58

Hypothetical                          $1,000.00                   $1,016.12                         $8.75

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365.

2005 Annual Report  3

Aviemore Fund

	Schedule of Investments
	April 30, 2005

Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS

Exchange Traded Funds
20,000	Health Care Select SPDR	$ 618,000
10,000	iShares Goldman Sachs Semiconductor *	480,300
5,000	iShares MSCI Hong Kong Index	60,250
1,000	iShares S&P Global Energy Sector	79,480
3,000	iShares Dow Jones US Telecom	68,880
500	iShares Russell 2000 Value Index	87,325
1,000	iShares S&P MidCap 400/BARRA Value	122,750
		1,516,985	49.28%

Total for Exchange Traded Funds		1,516,985	49.28%
	(Cost $1,474,426)

Money Market Fund
776,706	First American Treasury Obligation Fund Cl Y 2.34% **	776,706	25.24%
	(Cost $776,706)

	Total Investments	2,293,691	74.52%
	(Identified Cost - $2,251,132)

	Other Assets Less Liabilties	784,363	25.48%

	Net Assets	$ 3,078,054	100.00%

*Non-Income Producing Securities.

** Variable rate security; the coupon rate shown represents the rate at April 30, 2005.

The accompanying notes are an integral part of the

financial statements.

2005 Annual Report  4

Aviemore Fund

Statement of Assets and Liabilities
April 30, 2005

Assets:
Investment Securities at Market Value	$ 2,293,691
(Identified Cost - $2,251,132)
Cash	1,000
Receivables:
Dividends and Interest	2,100
Securities Sold	785,771
Total Assets	3,082,562
Liabilities
Management Fees Payable	4,508
Total Liabilities	4,508
Net Assets	$ 3,078,054
Net Assets Consist of:
Paid In Capital	3,165,105
Accumulated Undistributed Net Investment Income (Loss)	2,592
Realized Gain (Loss) on Investments - Net	(132,202)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	42,559
Net Assets, for 311,657 Shares Outstanding	$ 3,078,054
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($3,078,054/311,657 shares)	$ 9.88

Statement of Operations
For the period ended April 31, 2005(a)

Investment Income:
Dividends	$ 41,207
Interest	14,797
Total Investment Income	56,004
Expenses:
Management Fees (Note 3)	53,412
Total Expenses	53,412

Net Investment Income	2,592

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(132,202)
Net Change In Unrealized Appreciation (Depreciation) on Investments	42,559
Net Realized and Unrealized Gain (Loss) on Investments	(89,643)

Net Increase (Decrease) in Net Assets from Operations	$ (87,051)

(a) For the period May 3, 2004 (commencement of operations) to April 30, 2005.

The accompanying notes are an integral part of the

financial statements.

2005 Annual Report  5

Aviemore Fund

Statement of Changes in Net Assets
	5/3/2004(a)
	to
	4/30/2005
From Operations:
Net Investment Income	$ 2,592
Net Realized Gain (Loss) on Investments	(132,202)
Net Change In Unrealized Appreciation (Depreciation)	42,559
Increase (Decrease) in Net Assets from Operations	(87,051)
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	4,486,643
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	(1,421,538)
Net Increase (Decrease) from Shareholder Activity	3,065,105

Net Increase (Decrease) in Net Assets	2,978,054

Net Assets at Beginning of Period	100,000
Net Assets at End of Period (Including Accumulated	$ 3,078,054
Undistributed Net Investment Income of $2,592)

Share Transactions:
Issued	441,502
Reinvested	0
Redeemed	(139,845)
Net increase (decrease) in shares	301,657
Shares outstanding beginning of period	10,000
Shares outstanding end of period	311,657

Financial Highlights
Selected data for a share outstanding throughout the period:	5/3/2004(a)
	to
	4/30/2005
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income/(Loss) (b) (e)	0.01
Net Gains or Losses on Securities
(realized and unrealized)	(0.13)
Total from Investment Operations	(0.12)

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value -
End of Period	$ 9.88

Total Return	(1.20)%	(c)

Ratios/Supplemental Data

Net Assets - End of Period (Thousands)	3,078

Ratio of Expenses to Average Net Assets (f)	1.75%	(d)
Ratio of Net Income to Average Net Assets	0.08%	(d)

Portfolio Turnover Rate	772.71%

(a) Commencement of Operations.
(b) Per share amounts were calculated using the average shares method.
(c) Not Annualized
(d) Annualized
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of the

financial statements.

2005 Annual Report  6

NOTES TO FINANCIAL STATEMENTS

AVIEMORE FUND

April 30, 2005

1.) ORGANIZATION

Aviemore Fund (the "Fund") is a non-diversified series of the Aviemore Funds (the "Trust"), and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on January 2, 2004, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund commenced operations on May 3, 2004.  The Fund’s investment adviser is Aviemore Asset Management, Inc. (the “Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITY TRANSACTION TIMING:  The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on sales of investments are calculated on the identified cost bases. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2005 Annual Report  7

Notes to the Financial Statements  - continued

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Aviemore Asset Management Inc. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Aviemore Asset Management pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its service, the Adviser receives an annual investment management  fee of 1.75% of the average daily net assets of the Fund. For the period of May 3, 2004 through April 30, 2005, the Adviser earned management fees totaling $53,412 of which $4,508 was still due to the Adviser at April 30, 2005.

4.) INVESTMENT TRANSACTIONS

For the period of May 3, 2004 (commencement of operations) through April 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $19,334,258 and $17,727,630 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at April 30, 2005 was $2,274,961.  The difference between book cost and tax cost consists of wash sales in the amount of $1,546 and the deferral of Post-October losses in the amount of $22,283. At April 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                 (Depreciation)

             Net Appreciation (Depreciation)

   $52,877                         ($34,147)                                      $18,730

5.) RELATED PARTY TRANSACTIONS

Paul Michael Frank is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund. The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS also is an officer of the Trust.

The Trustees who are not interested persons of the Fund received $4,500 in Trustees fees from the Adviser through April 30, 2005.

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, the Trust Company of America,  held, in aggregate, 26.40% of the Fund and thus may be deemed to control the Fund.

7.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid for the period from May 3, 2004 through April 30, 2005.

As of April 30, 2005, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income

             $     2,592

Undistributed short-term losses                              (108,373)

Unrealized appreciation - net                                     18,730

                                                 $  (87,051)

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and Post-October losses.

8.) CAPITAL LOSS CARRYFORWARD

At April 30, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $108,373, which expires in 2013.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

2005 Annual Report  8

Cohen McCurdy

            826 Westpoint Pkwy, Ste 1250

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Aviemore Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Aviemore Fund as of April 30, 2005, and the related statements of operations, and changes in net assets, and the financial highlights for the period May 3, 2004 (commencement of operations) through April 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of April 30, 2005 by correspondence with the Fund's custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aviemore Fund as of April 30, 2005, the results of its operations, changes in its net assets, and its financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

June 24, 2005

2005 Annual Report  9

TRUSTEES AND OFFICERS

Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee servers until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Paul Michael Frank (2) Year of Birth: 1962	President, Treasurer and Trustee	Since 2004	President of Aviemore Asset Management, LLC (1993 to present).	1	None
Donna Rand Frank (2) Year of Birth: 1968	Secretary	Since 2004	Homemaker.	N/A	N/A

(1) The address of each trustee and officer is c/o Aviemore Funds, 20 Phelps Road, Old Chatham , NY 12136.

(2) Paul Michael Frank is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.  Paul Michael Frank and Donna Rand Frank are married.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Susan Marie McDermott Year of Birth: 1967	Trustee	Since 2004	Homemaker.	1	None
Sophie DeVennish Sisler Year of Birth: 1953	Trustee	Since 2004	Retired.	1	None
Sharyn Finkelstein Year of Birth: 1953	Trustee	Since 2004	Attorney for the City and State of New York (1988 to present).	1	None

(3) The address of each Trustee is c/o Aviemore Funds, 20 Phelps Road, Old Chatham , NY 12136.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-800-595-3166.

PROXY VOTING GUIDELINES (Unaudited)

Aviemore Asset Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.aviemorefund.com or is also available without charge, upon request, by calling our toll free number(1-800-239-9136). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-9136). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Annual Report  10

Board of Trustees

Paul Michael Frank

Susan Marie McDermott

Sophie DeVennish Sisler

Sharyn Finkelstein

Investment Adviser

Aviemore Asset Management, LLC

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Aviemore Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

FYE 4/30/05
Audit Fees	$13,955
Audit-Related Fees	$0
Tax Fees	$985
All Other Fees	$0

Nature of Audit-Related Fees: out of pocket and consent fees.

Nature of Tax Fees: preparation of tax statements.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 4/30/05
Registrant	$985
Registrant’s Investment Adviser	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aviemore Funds

By : /s/ Paul Michael Frank

Paul Michael Frank

President

Date:            7/5/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Paul Michael Frank

Paul Michael Frank

President

Date:            7/5/05

By : /s/ Paul Michael Frank

Paul Michael Frank

Chief Financial Officer

Date:            7/5/05